ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)			12 Months Ended
	May. 22, 2015 USD ($) $ / shares shares	Nov. 18, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 shares
Organization
Number of Class A common shares per ADS			2	2	2
Issuance costs			$ 3,188,829	¥ 20,656,597
ADS
Organization
Number of Class A common shares per ADS			2	2
ADS | IPO
Organization
Shares issued (in shares)		10,000,000
Issue price of shares (in dollars per share) | $ / shares		$ 12.00
Gross proceeds from initial public offering | $		$ 120,000,000
Number of Class A common shares per ADS		2
ADS | Private placements
Organization
Issue price of shares (in dollars per share) | $ / shares	$ 12.00
Class A Common Shares | Private placements
Organization
Shares issued (in shares)	22,337,924	8,333,332
Issue price of shares (in dollars per share) | $ / shares	$ 6.00	$ 6.00
Gross proceeds from private placement | $	$ 134,000,000	$ 50,000,000
Issuance costs | $	$ 4,300,000
Class B Common Shares
Organization
Total outstanding preferred shares (in shares) converted upon initial public offering		77,999,069
Total outstanding common shares (in shares) converted upon initial public offering		6,096,842
eHi Hong Kong
Organization
Percentage of ownership			100.00%	100.00%
L&L Financial Leasing Holding Limited
Organization
Percentage of ownership			100.00%	100.00%
Brave Passion
Organization
Percentage of ownership			100.00%	100.00%
Shuzhi
Organization
Percentage of ownership			100.00%	100.00%
eHi Rental
Organization
Percentage of ownership			100.00%	100.00%
Beijing eHi Car Rental Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
Chongqing eHi Car Rental Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
Shanghai Smart Brand
Organization
Percentage of ownership			100.00%	100.00%
eHi Auto Services (Jiangsu) Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
Shanghai eHi Chengshan Car Rental Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
Shanghai Taihan Trading Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
Shanghai Taihao Financial Leasing Holding Limited
Organization
Percentage of ownership			100.00%	100.00%
Shanghai Taide Financial Leasing Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
eHi Car Rental Management Services (Shanghai) Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
eHi Information
Organization
Percentage of ownership			100.00%	100.00%
eHi Car Sharing
Organization
Percentage of ownership			100.00%	100.00%